SEGMENTS, GEOGRAPHIC INFORMATION AND MAJOR CUSTOMER DATA (Schedule Of Sales To Single Customer Exceeding 10%) (Details) - Revenue [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to a single customer exceeding 10%	18.00%	30.00%	100.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales to a single customer exceeding 10%	82.00%	70.00%	0.00%